Organization - Additional Information (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Organization [Line Items]
VIE's net asset balance	¥ 3,120,271,397	$ 452,396,827	¥ 4,092,981,329
Restricted cash	136,671,970	19,815,573	51,793,630
Short term investment	1,941,432,848	281,481,304	2,598,935,704
Finance lease receivables	1,059,488,623	153,611,411	2,443,426,799
Variable Interest Entity, Primary Beneficiary [Member]
Organization [Line Items]
Short term investment	0	0	114,706,800
Finance lease receivables	¥ 360,725,648	$ 52,300,303	¥ 945,403,768